SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling expenses
Advertising expenses	¥ 54,970	$ 8,425	¥ 34,888	¥ 18,857